                    Allmerica Investment Trust (the "Trust")
                     Supplement effective August 11, 2000
                                       to
                          Prospectus dated May 1, 2000

The chart containing information on the individuals who are primarily responsible for the day-to-day management of the Select Aggressive Growth Fund under the heading "Management of the Funds" is amended to delete all of the information with respect to Lawrence S. Speidell and Mark W. Stuckelman and to include the following information with respect to David Pavan:

Fund Name and                         Name and Title of             Service with      Business Experience
Sub-Adviser Name                     Portfolio Manager(s)           Sub-Adviser       for Past Five Years
----------------                     --------------------           -----------       -------------------
Select Aggressive Growth Fund          David Pavan, CFA,            1999-Present      He joined NACM in
Nicholas-Applegate Capital             Portfolio Manager                              1999 as a Portfolio
Management, L.P. ("NACM")                                                             Manager for the U.S.
                                                                                      Systematic portfolios.
                                                                                      He was a Quantitative
                                                                                      Analyst at Putnam
                                                                                      Investment Management,
                                                                                      Inc. from 1997-1999.
                                                                                      Prior to 1997, he
                                                                                      served as Portfolio
                                                                                      Manager at Genus in
                                                                                      Canada.

The section relating to the Select Strategic Growth Fund in the same table noted above is amended to include the following information with respect to Nicholas
J. Capuano who has replaced Charles Larsen:

Fund Name and                         Name and Title of             Service with       Business Experience
Sub-Adviser Name                     Portfolio Manager(s)           Sub-Adviser         for Past Five Years
----------------                     --------------------           -----------         -------------------
Select Strategic Growth Fund           Nicholas J. Capuano         1990 - Present    He joined TCW as an Account
TCW Investment Management              Managing Director                             Manager and later served in
Company ("TCW")                        U.S. Equities                                 Client Relations and in the
                                                                                     Earnings Momentum Group.
                                                                                     He started in the Small Cap
                                                                                     Equities area in 1994.


The section relating to the Core Equity Fund in the same table noted above is amended to delete all of the information with respect to Gary G. Schlarbaum, Robert J. Marcin, James J. Jolinger and Arden C. Armstrong.

The section relating to the Select Growth and Income Fund in the same table noted above is amended to delete all of the information with respect to James
C. Wiess.